Schedule of Impairment Loss on Financial Assets (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Impairment Loss On Financial Assets
Trade receivables	$ (7,451)	$ (9,727)	$ 8,834	$ 50,748
Other receivables			79,721	119,582
Contract assets	11,348	14,814	812	2,491
Impairment loss on financial assets	$ 3,897	$ 5,087	$ 89,367	$ 172,821